Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)
(a)(b)
................. 5,030,712 $ 958,300,329
General Dynamics Corp. .............. 2,021,655 501,592,822
Howmet Aerospace, Inc.
(a)
............. 3,304,888 130,245,636
Huntington Ingalls Industries, Inc. ........ 358,322 82,657,719
L3Harris Technologies, Inc. ............ 1,710,430 356,128,630
Lockheed Martin Corp. ............... 2,094,601 1,019,002,441
Northrop Grumman Corp.
(a)
............ 1,299,228 708,871,789
Raytheon Technologies Corp. .......... 13,201,236 1,332,268,737
Textron, Inc.
(a)
..................... 1,874,889 132,742,141
TransDigm Group, Inc. ............... 463,858 292,068,190
5,513,878,434
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(a)
......... 1,057,165 96,794,027
Expeditors International of Washington, Inc.
(a)
1,429,117 148,513,839
FedEx Corp. ...................... 2,149,780 372,341,896
United Parcel Service, Inc., Class B ...... 6,553,788 1,139,310,506
1,756,960,268
Airlines — 0.2%
(b)
Alaska Air Group, Inc.
(a)
............... 1,138,939 48,906,041
American Airlines Group, Inc.
(a)
.......... 5,823,009 74,068,674
Delta Air Lines, Inc.
(a)
................ 5,757,833 189,202,392
Southwest Airlines Co. ............... 5,331,833 179,522,817
United Airlines Holdings, Inc.
(a)
.......... 2,935,778 110,678,831
602,378,755
Auto Components — 0.1%
(a)
Aptiv plc
(b)
........................ 2,433,167 226,600,843
BorgWarner, Inc. ................... 2,102,718 84,634,399
311,235,242
Automobiles — 1.3%
Ford Motor Co. .................... 35,467,546 412,487,560
General Motors Co. ................. 12,758,630 429,200,313
Tesla, Inc.
(b)
....................... 24,102,435 2,968,937,944
3,810,625,817
Banks — 3.8%
Bank of America Corp. ............... 62,675,911 2,075,826,172
Citigroup, Inc. ..................... 17,392,869 786,679,465
Citizens Financial Group, Inc. .......... 4,422,595 174,117,565
Comerica, Inc. ..................... 1,175,920 78,610,252
Fifth Third Bancorp ................. 6,163,799 202,234,245
First Republic Bank ................. 1,642,638 200,221,146
Huntington Bancshares, Inc. ........... 12,955,574 182,673,593
JPMorgan Chase & Co. .............. 26,340,026 3,532,197,487
KeyCorp ......................... 8,378,002 145,944,795
M&T Bank Corp. ................... 1,550,103 224,857,941
PNC Financial Services Group, Inc. (The) .. 3,621,976 572,054,889
Regions Financial Corp. .............. 8,391,287 180,916,148
Signature Bank
(a)
................... 565,007 65,100,107
SVB Financial Group
(a)(b)
.............. 529,740 121,914,364
Truist Financial Corp. ................ 11,914,246 512,670,005
US Bancorp ...................... 12,141,745 529,501,500
Wells Fargo & Co. .................. 34,217,608 1,412,845,034
Zions Bancorp NA .................. 1,348,370 66,285,869
11,064,650,577
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS
(a)
..... 1,640,400 107,741,472
Coca-Cola Co. (The) ................ 34,950,445 2,223,197,807
Constellation Brands, Inc., Class A
(a)
...... 1,457,632 337,806,216
Keurig Dr Pepper, Inc. ............... 7,630,761 272,112,937
Molson Coors Beverage Co., Class B
(a)
.... 1,688,238 86,978,022
Security
Shares
Shares Value
Beverages (continued)
Monster Beverage Corp.
(a)(b)
............ 3,420,300 $ 347,263,059
PepsiCo, Inc. ..................... 12,371,826 2,235,094,085
5,610,193,598
Biotechnology — 2.5%
AbbVie, Inc. ...................... 15,880,851 2,566,504,330
Amgen, Inc. ...................... 4,791,528 1,258,446,914
Biogen, Inc.
(b)
..................... 1,293,122 358,091,344
Gilead Sciences, Inc. ................ 11,262,977 966,926,575
Incyte Corp.
(a)(b)
.................... 1,658,169 133,184,134
Moderna, Inc.
(a)(b)
................... 2,967,075 532,946,012
Regeneron Pharmaceuticals, Inc.
(b)
....... 961,605 693,788,391
Vertex Pharmaceuticals, Inc.
(b)
.......... 2,305,057 665,654,361
7,175,542,061
Building Products — 0.5%
Allegion plc ....................... 788,882 83,037,719
AO Smith Corp.
(a)
................... 1,139,267 65,211,643
Carrier Global Corp. ................. 7,509,749 309,777,146
Johnson Controls International plc ....... 6,184,559 395,811,776
Masco Corp.
(a)
..................... 2,025,296 94,520,565
Trane Technologies plc ............... 2,068,190 347,642,057
1,296,000,906
Capital Markets — 3.1%
Ameriprise Financial, Inc.
(a)
............ 955,705 297,577,866
Bank of New York Mellon Corp. (The) ..... 6,605,091 300,663,742
BlackRock, Inc.
(a)(c)
.................. 1,348,688 955,720,777
Cboe Global Markets, Inc. ............. 960,242 120,481,564
Charles Schwab Corp. (The)
(a)
.......... 13,697,254 1,140,433,368
CME Group, Inc., Class A ............. 3,230,341 543,214,143
FactSet Research Systems, Inc. ......... 342,098 137,253,139
Franklin Resources, Inc. .............. 2,548,591 67,231,831
Goldman Sachs Group, Inc. (The) ....... 3,040,985 1,044,213,429
Intercontinental Exchange, Inc. ......... 5,015,737 514,564,459
Invesco Ltd. ...................... 4,084,092 73,472,815
MarketAxess Holdings, Inc.
(a)
........... 337,791 94,206,532
Moody's Corp.
(a)
.................... 1,414,817 394,196,312
Morgan Stanley .................... 11,838,602 1,006,517,942
MSCI, Inc.
(a)
...................... 717,999 333,991,595
Nasdaq, Inc.
(a)
..................... 3,044,049 186,752,406
Northern Trust Corp. ................. 1,871,604 165,618,238
Raymond James Financial, Inc. ......... 1,736,910 185,588,833
S&P Global, Inc.
(a)
.................. 2,990,555 1,001,656,492
State Street Corp. .................. 3,295,075 255,598,968
T. Rowe Price Group, Inc.
(a)
............ 2,006,782 218,859,645
9,037,814,096
Chemicals — 1.9%
Air Products & Chemicals, Inc. .......... 1,991,782 613,986,719
Albemarle Corp.
(a)
.................. 1,051,985 228,133,467
Celanese Corp. .................... 895,831 91,589,761
CF Industries Holdings, Inc. ............ 1,761,821 150,107,149
Corteva, Inc. ...................... 6,416,161 377,141,944
Dow, Inc. ........................ 6,320,108 318,470,242
DuPont de Nemours, Inc.
(a)
............ 4,461,238 306,174,764
Eastman Chemical Co. ............... 1,077,516 87,752,903
Ecolab, Inc.
(a)
..................... 2,225,194 323,899,239
FMC Corp. ....................... 1,131,187 141,172,138
International Flavors & Fragrances, Inc. .... 2,289,528 240,034,115
Linde plc ........................ 4,439,569 1,448,098,616
LyondellBasell Industries NV, Class A ..... 2,280,845 189,378,560
Mosaic Co. (The) ................... 3,057,611 134,137,395
PPG Industries, Inc.
(a)
................ 2,110,521 265,376,911
Sherwin-Williams Co. (The) ............ 2,117,600 502,570,008
5,418,023,931

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp.
(a)
..................... 775,134 $ 350,066,017
Copart, Inc.
(a)(b)
.................... 3,848,162 234,314,584
Republic Services, Inc. ............... 1,844,543 237,927,602
Rollins, Inc.
(a)
..................... 2,078,455 75,946,746
Waste Management, Inc.
(a)
............ 3,354,324 526,226,349
1,424,481,298
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)(b)
.............. 2,222,570 269,708,870
Cisco Systems, Inc. ................. 36,872,224 1,756,592,751
F5, Inc.
(a)(b)
....................... 537,479 77,133,611
Juniper Networks, Inc.
(a)
.............. 2,914,485 93,146,941
Motorola Solutions, Inc. .............. 1,501,423 386,931,721
2,583,513,894
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,283,272 182,866,260
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 557,483 188,412,530
Vulcan Materials Co. ................ 1,193,529 208,998,863
397,411,393
Consumer Finance — 0.5%
American Express Co. ............... 5,368,175 793,147,856
Capital One Financial Corp. ............ 3,427,635 318,632,950
Discover Financial Services ............ 2,453,531 240,028,938
Synchrony Financial ................. 4,046,522 132,968,713
1,484,778,457
Containers & Packaging — 0.3%
Amcor plc ........................ 13,371,591 159,255,649
Avery Dennison Corp. ................ 725,866 131,381,746
Ball Corp.
(a)
....................... 2,818,986 144,162,944
International Paper Co. ............... 3,194,013 110,608,670
Packaging Corp. of America ........... 831,012 106,294,745
Sealed Air Corp. ................... 1,301,365 64,912,086
WestRock Co. ..................... 2,283,493 80,287,614
796,903,454
Distributors — 0.2%
Genuine Parts Co. .................. 1,264,246 219,359,324
LKQ Corp.
(a)
...................... 2,279,425 121,744,089
Pool Corp.
(a)
...................... 350,742 106,039,829
447,143,242
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B
(a)(b)
..... 16,179,407 4,997,818,822
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 63,999,998 1,178,239,963
Lumen Technologies, Inc.
(a)
............ 8,547,143 44,616,087
Verizon Communications, Inc. .......... 37,714,138 1,485,937,037
2,708,793,087
Electric Utilities — 2.1%
Alliant Energy Corp. ................. 2,254,118 124,449,855
American Electric Power Co., Inc. ........ 4,614,506 438,147,345
Constellation Energy Corp.
(a)
........... 2,936,590 253,163,424
Duke Energy Corp. ................. 6,915,122 712,188,415
Edison International ................. 3,429,144 218,162,141
Entergy Corp. ..................... 1,827,319 205,573,387
Evergy, Inc. ....................... 2,061,189 129,710,624
Eversource Energy ................. 3,127,701 262,226,452
Exelon Corp. ...................... 8,923,716 385,772,242
FirstEnergy Corp. .................. 4,877,550 204,564,447
NextEra Energy, Inc.
(a)
............... 17,844,143 1,491,770,355
NRG Energy, Inc. ................... 2,069,005 65,835,739
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp.
(a)(b)
.................... 14,458,020 $ 235,087,405
Pinnacle West Capital Corp. ........... 1,016,038 77,259,529
PPL Corp. ....................... 6,612,041 193,203,838
Southern Co. (The) ................. 9,775,607 698,076,096
Xcel Energy, Inc. ................... 4,914,288 344,540,732
6,039,732,026
Electrical Equipment — 0.6%
AMETEK, Inc.
(a)
.................... 2,062,254 288,138,129
Eaton Corp. plc .................... 3,571,329 560,520,086
Emerson Electric Co. ................ 5,309,898 510,068,802
Generac Holdings, Inc.
(a)(b)
............. 571,625 57,539,772
Rockwell Automation, Inc.
(a)
............ 1,031,959 265,801,680
1,682,068,469
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 5,343,877 406,882,795
CDW Corp. ....................... 1,215,753 217,109,171
Corning, Inc. ...................... 6,835,738 218,333,471
Keysight Technologies, Inc.
(b)
........... 1,605,561 274,663,320
TE Connectivity Ltd. ................. 2,856,349 327,908,865
Teledyne Technologies, Inc.
(a)(b)
......... 420,899 168,321,719
Trimble, Inc.
(a)(b)
.................... 2,213,796 111,929,526
Zebra Technologies Corp., Class A
(a)(b)
..... 462,902 118,692,702
1,843,841,569
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 8,993,343 265,573,419
Halliburton Co.
(a)
................... 8,154,204 320,867,927
Schlumberger Ltd. .................. 12,733,483 680,732,001
1,267,173,347
Entertainment — 1.3%
Activision Blizzard, Inc.
(a)
.............. 6,395,449 489,571,621
Electronic Arts, Inc.
(a)
................ 2,355,318 287,772,753
Live Nation Entertainment, Inc.
(a)(b)
....... 1,282,680 89,454,103
Netflix, Inc.
(b)
...................... 3,996,281 1,178,423,342
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,416,563 147,506,705
Walt Disney Co. (The)
(a)(b)
............. 16,370,916 1,422,305,182
Warner Bros Discovery, Inc.
(a)(b)
......... 19,844,244 188,123,433
3,803,157,139
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. ...... 1,340,853 195,322,057
American Tower Corp. ............... 4,181,045 885,796,194
AvalonBay Communities, Inc. .......... 1,256,313 202,919,676
Boston Properties, Inc. ............... 1,280,979 86,568,561
Camden Property Trust ............... 956,667 107,031,904
Crown Castle, Inc. .................. 3,888,761 527,471,542
Digital Realty Trust, Inc. .............. 2,581,992 258,896,338
Equinix, Inc. ...................... 830,968 544,308,969
Equity Residential .................. 3,054,255 180,201,045
Essex Property Trust, Inc. ............. 581,461 123,223,215
Extra Space Storage, Inc. ............. 1,202,571 176,994,400
Federal Realty Investment Trust ......... 656,259 66,308,409
Healthpeak Properties, Inc. ............ 4,823,102 120,915,167
Host Hotels & Resorts, Inc. ............ 6,420,881 103,055,140
Invitation Homes, Inc.
(a)
............... 5,215,903 154,599,365
Iron Mountain, Inc.
(a)
................. 2,610,608 130,138,809
Kimco Realty Corp. ................. 5,548,993 117,527,672
Mid-America Apartment Communities, Inc. .. 1,036,935 162,788,426
Prologis, Inc.
(a)
..................... 8,289,202 934,441,741
Public Storage ..................... 1,419,532 397,738,671
Realty Income Corp. ................. 5,631,537 357,208,392
Regency Centers Corp. .............. 1,382,967 86,435,437
SBA Communications Corp., Class A
(a)
.... 969,569 271,779,886
Simon Property Group, Inc. ............ 2,935,940 344,914,231

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ........................ 2,747,972 $ 106,428,956
Ventas, Inc. ...................... 3,589,467 161,705,488
VICI Properties, Inc. ................. 8,648,550 280,213,020
Vornado Realty Trust ................ 1,439,888 29,964,069
Welltower, Inc. ..................... 4,242,952 278,125,504
Weyerhaeuser Co. .................. 6,608,580 204,865,980
7,597,888,264
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 3,974,549 1,814,381,619
Kroger Co. (The) ................... 5,849,395 260,766,029
Sysco Corp. ...................... 4,554,283 348,174,935
Walgreens Boots Alliance, Inc. .......... 6,445,738 240,812,772
Walmart, Inc. ...................... 12,674,694 1,797,144,862
4,461,280,217
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 4,933,320 458,058,762
Campbell Soup Co.
(a)
................ 1,800,281 102,165,947
Conagra Brands, Inc. ................ 4,303,664 166,551,797
General Mills, Inc. .................. 5,329,923 446,914,043
Hershey Co. (The) .................. 1,319,716 305,606,634
Hormel Foods Corp. ................. 2,599,511 118,407,726
JM Smucker Co. (The) ............... 956,807 151,615,637
Kellogg Co.
(a)
..................... 2,298,424 163,739,726
Kraft Heinz Co. (The) ................ 7,149,839 291,069,946
Lamb Weston Holdings, Inc. ........... 1,291,547 115,412,640
McCormick & Co., Inc., NVS
(a)
.......... 2,250,439 186,538,889
Mondelez International, Inc., Class A ...... 12,263,281 817,347,678
Tyson Foods, Inc., Class A ............ 2,600,704 161,893,824
3,485,323,249
Gas Utilities — 0.1%
Atmos Energy Corp.
(a)
................ 1,256,268 140,789,955
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 15,657,397 1,719,025,617
Align Technology, Inc.
(a)(b)
.............. 652,373 137,585,466
Baxter International, Inc. .............. 4,527,030 230,742,719
Becton Dickinson and Co. ............. 2,561,024 651,268,403
Boston Scientific Corp.
(a)(b)
............. 12,861,998 595,124,647
Cooper Cos., Inc. (The)
(a)
............. 443,163 146,540,709
Dentsply Sirona, Inc. ................ 1,930,589 61,469,954
Dexcom, Inc.
(a)(b)
................... 3,468,754 392,801,703
Edwards Lifesciences Corp.
(b)
.......... 5,551,924 414,229,050
Hologic, Inc.
(a)(b)
.................... 2,241,840 167,712,050
IDEXX Laboratories, Inc.
(a)(b)
........... 744,273 303,633,613
Intuitive Surgical, Inc.
(a)(b)
.............. 3,173,424 842,068,058
Medtronic plc ..................... 11,935,716 927,643,848
ResMed, Inc. ..................... 1,315,459 273,786,482
STERIS plc
(a)
..................... 897,222 165,707,931
Stryker Corp. ..................... 3,024,444 739,446,314
Teleflex, Inc.
(a)
..................... 421,215 105,147,900
Zimmer Biomet Holdings, Inc.
(a)
......... 1,884,488 240,272,220
8,114,206,684
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp. ............. 1,454,265 240,986,253
Cardinal Health, Inc. ................. 2,354,236 180,970,121
Centene Corp.
(b)
................... 5,085,042 417,024,295
Cigna Corp. ...................... 2,745,529 909,703,579
CVS Health Corp. .................. 11,799,341 1,099,580,588
DaVita, Inc.
(a)(b)
.................... 493,533 36,852,109
Elevance Health, Inc. ................ 2,144,716 1,100,174,967
HCA Healthcare, Inc. ................ 1,904,221 456,936,871
Henry Schein, Inc.
(a)(b)
................ 1,216,678 97,176,072
Humana, Inc. ..................... 1,136,912 582,314,957
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings ..... 795,657 $ 187,361,310
McKesson Corp.
(a)
.................. 1,273,268 477,628,292
Molina Healthcare, Inc.
(a)(b)
............. 524,419 173,173,642
Quest Diagnostics, Inc. ............... 1,022,741 159,997,602
UnitedHealth Group, Inc. .............. 8,390,411 4,448,428,104
Universal Health Services, Inc., Class B
(a)
.. 576,193 81,179,832
10,649,488,594
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.
(a)(b)
............. 348,377 702,077,201
Caesars Entertainment, Inc.
(a)(b)
......... 1,926,804 80,155,046
Carnival Corp.
(a)(b)
................... 8,992,577 72,480,171
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 248,857 345,286,599
Darden Restaurants, Inc. ............. 1,099,037 152,029,788
Domino's Pizza, Inc.
(a)
................ 317,893 110,118,135
Expedia Group, Inc.
(a)(b)
............... 1,352,078 118,442,033
Hilton Worldwide Holdings, Inc.
(a)
........ 2,428,804 306,903,673
Las Vegas Sands Corp.
(a)(b)
............ 2,950,714 141,840,822
Marriott International, Inc., Class A
(a)
...... 2,416,353 359,770,798
McDonald's Corp. .................. 6,576,522 1,733,110,843
MGM Resorts International ............ 2,862,428 95,977,211
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 3,784,010 46,316,282
Royal Caribbean Cruises Ltd.
(a)(b)
........ 1,970,674 97,410,416
Starbucks Corp. .................... 10,308,093 1,022,562,826
Wynn Resorts Ltd.
(a)(b)
................ 928,438 76,568,282
Yum! Brands, Inc.
(a)
................. 2,529,603 323,991,552
5,785,041,678
Household Durables — 0.3%
DR Horton, Inc.
(a)
................... 2,810,734 250,548,829
Garmin Ltd. ....................... 1,376,994 127,082,776
Lennar Corp., Class A ................ 2,287,768 207,043,004
Mohawk Industries, Inc.
(a)(b)
............ 473,204 48,370,913
Newell Brands, Inc. ................. 3,384,832 44,273,603
NVR, Inc.
(a)(b)
...................... 26,961 124,359,769
PulteGroup, Inc.
(a)
.................. 2,045,857 93,147,869
Whirlpool Corp.
(a)
................... 489,254 69,209,871
964,036,634
Household Products — 1.6%
Church & Dwight Co., Inc.
(a)
............ 2,189,935 176,530,661
Clorox Co. (The) ................... 1,107,926 155,475,256
Colgate-Palmolive Co. ............... 7,500,127 590,935,006
Kimberly-Clark Corp. ................ 3,030,667 411,413,045
Procter & Gamble Co. (The) ........... 21,280,295 3,225,241,510
4,559,595,478
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 5,998,153 172,506,880
Industrial Conglomerates — 0.9%
3M Co. .......................... 4,963,656 595,241,627
General Electric Co.
(a)
................ 9,812,233 822,167,003
Honeywell International, Inc. ........... 6,037,422 1,293,819,535
2,711,228,165
Insurance — 2.4%
Aflac, Inc.
(a)
....................... 5,081,343 365,551,815
Allstate Corp. (The)
(a)
................ 2,381,685 322,956,486
American International Group, Inc. ....... 6,672,303 421,956,442
Aon plc, Class A ................... 1,857,654 557,556,272
Arch Capital Group Ltd.
(a)(b)
............ 3,321,515 208,524,712
Arthur J Gallagher & Co.
(a)
............. 1,893,286 356,960,142
Assurant, Inc.
(a)
.................... 477,007 59,654,495
Brown & Brown, Inc.
(a)
................ 2,110,947 120,260,651
Chubb Ltd.
(a)
...................... 3,727,240 822,229,144
Cincinnati Financial Corp. ............. 1,411,494 144,522,871

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd.
(a)
.............. 352,363 $ 116,727,291
Globe Life, Inc.
(a)
................... 811,968 97,882,742
Hartford Financial Services Group, Inc. (The) 2,856,591 216,615,296
Lincoln National Corp. ............... 1,384,678 42,537,308
Loews Corp.
(a)
..................... 1,769,765 103,230,392
Marsh & McLennan Cos., Inc. .......... 4,454,164 737,075,059
MetLife, Inc. ...................... 5,918,658 428,333,280
Principal Financial Group, Inc.
(a)
......... 2,054,579 172,420,270
Progressive Corp. (The) .............. 5,253,854 681,477,402
Prudential Financial, Inc.
(a)
............. 3,304,766 328,692,026
Travelers Cos., Inc. (The)
(a)
............ 2,104,470 394,567,080
Willis Towers Watson plc
(a)
............. 971,943 237,717,819
WR Berkley Corp.
(a)
................. 1,835,617 133,210,726
7,070,659,721
Interactive Media & Services — 4.0%
(b)
Alphabet, Inc., Class A
(a)
.............. 53,637,757 4,732,459,300
Alphabet, Inc., Class C, NVS ........... 47,548,730 4,218,998,813
Match Group, Inc.
(a)
................. 2,508,300 104,069,367
Meta Platforms, Inc., Class A ........... 20,193,726 2,430,112,987
11,485,640,467
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.
(b)
................. 79,700,635 6,694,853,340
eBay, Inc. ........................ 4,873,260 202,094,092
Etsy, Inc.
(a)(b)
...................... 1,128,677 135,192,931
7,032,140,363
IT Services — 4.5%
Accenture plc, Class A ............... 5,658,072 1,509,799,932
Akamai Technologies, Inc.
(a)(b)
........... 1,412,018 119,033,117
Automatic Data Processing, Inc. ......... 3,725,196 889,800,317
Broadridge Financial Solutions, Inc. ...... 1,056,558 141,716,125
Cognizant Technology Solutions Corp., Class A 4,615,141 263,939,914
DXC Technology Co.
(b)
............... 2,067,271 54,782,682
EPAM Systems, Inc.
(a)(b)
.............. 516,492 169,275,088
Fidelity National Information Services, Inc. .. 5,328,825 361,560,776
Fiserv, Inc.
(a)(b)
..................... 5,702,541 576,355,819
FleetCor Technologies, Inc.
(a)(b)
.......... 662,333 121,657,325
Gartner, Inc.
(b)
..................... 709,648 238,541,079
Global Payments, Inc. ............... 2,428,348 241,183,523
International Business Machines Corp. .... 8,118,966 1,143,881,120
Jack Henry & Associates, Inc.
(a)
......... 655,125 115,013,745
Mastercard, Inc., Class A .............. 7,623,022 2,650,753,440
Paychex, Inc. ..................... 2,880,379 332,856,597
PayPal Holdings, Inc.
(a)(b)
.............. 10,237,705 729,129,350
VeriSign, Inc.
(b)
.................... 828,263 170,158,351
Visa, Inc., Class A
(a)
................. 14,682,275 3,050,389,454
12,879,827,754
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,165,885 71,130,644
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. ............. 2,658,539 397,850,361
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 193,341 81,297,957
Bio-Techne Corp. ................... 1,409,522 116,821,183
Charles River Laboratories International, Inc.
(a)
(b)
........................... 456,923 99,563,522
Danaher Corp. .................... 5,883,271 1,561,537,789
Illumina, Inc.
(b)
..................... 1,412,502 285,607,904
IQVIA Holdings, Inc.
(b)
................ 1,667,144 341,581,134
Mettler-Toledo International, Inc.
(b)
....... 200,225 289,415,226
PerkinElmer, Inc.
(a)
.................. 1,133,517 158,941,754
Thermo Fisher Scientific, Inc. ........... 3,521,839 1,939,441,519
Waters Corp.
(a)(b)
................... 533,560 182,786,985
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.
(a)
..... 664,830 $ 156,467,741
5,611,313,075
Machinery — 1.9%
Caterpillar, Inc. .................... 4,673,433 1,119,567,609
Cummins, Inc.
(a)
.................... 1,266,389 306,833,391
Deere & Co. ...................... 2,466,442 1,057,511,672
Dover Corp. ...................... 1,260,397 170,670,358
Fortive Corp.
(a)
..................... 3,177,203 204,135,293
IDEX Corp.
(a)
...................... 677,280 154,643,342
Illinois Tool Works, Inc. ............... 2,510,244 553,006,753
Ingersoll Rand, Inc.
(a)
................ 3,636,204 189,991,659
Nordson Corp.
(a)
................... 483,273 114,883,658
Otis Worldwide Corp.
(a)
............... 3,741,027 292,959,824
PACCAR, Inc. ..................... 3,122,956 309,078,955
Parker-Hannifin Corp.
(a)
............... 1,153,014 335,527,074
Pentair plc
(a)
...................... 1,477,204 66,444,636
Snap-on, Inc.
(a)
.................... 477,268 109,050,965
Stanley Black & Decker, Inc.
(a)
.......... 1,326,188 99,623,243
Westinghouse Air Brake Technologies Corp.
(a)
1,633,216 163,011,289
Xylem, Inc.
(a)
...................... 1,618,437 178,950,579
5,425,890,300
Media — 0.8%
Charter Communications, Inc., Class A
(a)(b)
.. 964,662 327,116,884
Comcast Corp., Class A .............. 38,741,307 1,354,783,506
DISH Network Corp., Class A
(a)(b)
........ 2,256,987 31,688,098
Fox Corp., Class A, NVS
(a)
............. 2,716,343 82,495,337
Fox Corp., Class B .................. 1,251,207 35,596,839
Interpublic Group of Cos., Inc. (The)
(a)
..... 3,495,359 116,430,408
News Corp., Class A, NVS
(a)
........... 3,433,442 62,488,644
News Corp., Class B
(a)
............... 1,070,368 19,737,586
Omnicom Group, Inc. ................ 1,831,138 149,365,927
Paramount Global, Class B, NVS ........ 4,541,156 76,654,713
2,256,357,942
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.
(a)
............. 12,835,259 487,739,842
Newmont Corp. .................... 7,127,742 336,429,422
Nucor Corp.
(a)
..................... 2,303,850 303,670,469
Steel Dynamics, Inc. ................. 1,507,505 147,283,238
1,275,122,971
Multiline Retail — 0.5%
Dollar General Corp. ................ 2,025,724 498,834,535
Dollar Tree, Inc.
(a)(b)
................. 1,890,345 267,370,397
Target Corp. ...................... 4,133,251 616,019,729
1,382,224,661
Multi-Utilities — 0.9%
Ameren Corp. ..................... 2,321,507 206,428,402
CenterPoint Energy, Inc. .............. 5,653,202 169,539,528
CMS Energy Corp. .................. 2,606,477 165,068,188
Consolidated Edison, Inc. ............. 3,186,567 303,711,701
Dominion Energy, Inc. ................ 7,482,702 458,839,287
DTE Energy Co. ................... 1,739,852 204,484,806
NiSource, Inc. ..................... 3,647,029 100,001,535
Public Service Enterprise Group, Inc. ..... 4,480,587 274,525,565
Sempra Energy .................... 2,822,714 436,222,222
WEC Energy Group, Inc. .............. 2,832,582 265,582,888
2,584,404,122
Oil, Gas & Consumable Fuels — 4.8%
APA Corp. ....................... 2,887,243 134,776,503
Chevron Corp. ..................... 15,975,383 2,867,421,495
ConocoPhillips .................... 11,190,233 1,320,447,494
Coterra Energy, Inc. ................. 7,080,588 173,970,047

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ................. 5,870,187 $ 361,075,202
Diamondback Energy, Inc. ............. 1,580,471 216,176,824
EOG Resources, Inc. ................ 5,274,710 683,180,439
EQT Corp. ....................... 3,296,112 111,507,469
Exxon Mobil Corp. .................. 36,983,160 4,079,242,548
Hess Corp.
(a)
...................... 2,490,952 353,266,813
Kinder Morgan, Inc. ................. 17,762,529 321,146,524
Marathon Oil Corp. .................. 5,703,822 154,402,462
Marathon Petroleum Corp. ............ 4,209,306 489,921,125
Occidental Petroleum Corp.
(a)
........... 6,530,066 411,328,857
ONEOK, Inc. ...................... 4,013,661 263,697,528
Phillips 66 ........................ 4,244,354 441,752,364
Pioneer Natural Resources Co. ......... 2,133,387 487,244,257
Targa Resources Corp. ............... 2,032,812 149,411,682
Valero Energy Corp. ................. 3,480,857 441,581,519
Williams Cos., Inc. (The) .............. 10,937,576 359,846,251
13,821,397,403
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A
(a)
... 2,076,803 515,275,592
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. .............. 19,093,041 1,373,744,300
Catalent, Inc.
(a)(b)
................... 1,616,067 72,739,176
Eli Lilly & Co. ..................... 7,082,020 2,590,886,197
Johnson & Johnson ................. 23,478,299 4,147,441,518
Merck & Co., Inc. ................... 22,767,673 2,526,073,319
Organon & Co. .................... 2,284,089 63,794,606
Pfizer, Inc. ....................... 50,407,177 2,582,863,749
Viatris, Inc. ....................... 10,889,793 121,203,396
Zoetis, Inc., Class A ................. 4,184,667 613,262,949
14,092,009,210
Professional Services — 0.4%
CoStar Group, Inc.
(a)(b)
................ 3,651,849 282,214,891
Equifax, Inc.
(a)
..................... 1,099,542 213,706,983
Jacobs Solutions, Inc.
(a)
.............. 1,145,913 137,589,774
Leidos Holdings, Inc. ................ 1,227,521 129,122,934
Robert Half International, Inc.
(a)
......... 974,299 71,932,495
Verisk Analytics, Inc. ................. 1,403,085 247,532,256
1,082,099,333
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)(b)
.......... 2,837,383 218,364,996
Road & Rail — 0.9%
CSX Corp. ....................... 18,880,423 584,915,505
JB Hunt Transport Services, Inc.
(a)
....... 743,844 129,696,640
Norfolk Southern Corp. ............... 2,079,046 512,318,515
Old Dominion Freight Line, Inc.
(a)
........ 813,549 230,868,935
Union Pacific Corp. ................. 5,521,179 1,143,270,535
2,601,070,130
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
(b)
......... 14,478,916 937,799,389
Analog Devices, Inc.
(a)
............... 4,618,820 757,625,045
Applied Materials, Inc. ............... 7,725,718 752,330,419
Broadcom, Inc. .................... 3,636,984 2,033,546,864
Enphase Energy, Inc.
(b)
............... 1,220,565 323,400,902
First Solar, Inc.
(a)(b)
.................. 887,962 133,007,828
Intel Corp. ....................... 37,059,685 979,487,475
KLA Corp.
(a)
...................... 1,272,673 479,835,901
Lam Research Corp. ................ 1,224,465 514,642,639
Microchip Technology, Inc. ............. 4,938,642 346,939,600
Micron Technology, Inc. ............... 9,763,109 487,960,188
Monolithic Power Systems, Inc.
(a)
........ 400,390 141,581,908
NVIDIA Corp.
(a)
.................... 22,360,410 3,267,750,317
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV
(a)
............ 2,327,162 $ 367,761,411
ON Semiconductor Corp.
(a)(b)
........... 3,883,127 242,190,631
Qorvo, Inc.
(b)
...................... 910,553 82,532,524
QUALCOMM, Inc. .................. 10,066,567 1,106,718,376
Skyworks Solutions, Inc. .............. 1,440,743 131,294,910
SolarEdge Technologies, Inc.
(a)(b)
........ 501,966 142,191,909
Teradyne, Inc.
(a)
.................... 1,398,683 122,174,960
Texas Instruments, Inc. ............... 8,150,076 1,346,555,557
14,697,328,753
Software — 8.3%
Adobe, Inc.
(a)(b)
..................... 4,174,872 1,404,969,674
ANSYS, Inc.
(a)(b)
.................... 782,264 188,987,160
Autodesk, Inc.
(a)(b)
................... 1,938,396 362,228,060
Cadence Design Systems, Inc.
(b)
........ 2,463,268 395,699,372
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,379,213 88,476,514
Fortinet, Inc.
(a)(b)
.................... 5,823,012 284,687,057
Gen Digital, Inc.
(a)
................... 5,205,989 111,564,344
Intuit, Inc. ........................ 2,531,167 985,180,820
Microsoft Corp. .................... 66,940,817 16,053,746,733
Oracle Corp. ...................... 13,800,069 1,128,017,640
Paycom Software, Inc.
(a)(b)
............. 436,495 135,448,763
PTC, Inc.
(b)
....................... 949,366 113,961,895
Roper Technologies, Inc. .............. 952,369 411,509,121
Salesforce, Inc.
(b)
................... 8,979,811 1,190,633,140
ServiceNow, Inc.
(a)(b)
................. 1,814,002 704,322,557
Synopsys, Inc.
(a)(b)
.................. 1,373,160 438,436,256
Tyler Technologies, Inc.
(a)(b)
............ 373,914 120,553,613
24,118,422,719
Specialty Retail — 2.4%
Advance Auto Parts, Inc. .............. 541,788 79,659,090
AutoZone, Inc.
(a)(b)
.................. 170,516 420,523,149
Bath & Body Works, Inc.
(a)
............. 2,050,779 86,419,827
Best Buy Co., Inc. .................. 1,799,337 144,324,821
CarMax, Inc.
(a)(b)
.................... 1,420,608 86,500,821
Home Depot, Inc. (The)
(a)
............. 9,193,123 2,903,739,831
Lowe's Cos., Inc. ................... 5,574,282 1,110,619,946
O'Reilly Automotive, Inc.
(a)(b)
............ 562,000 474,344,860
Ross Stores, Inc.
(a)
.................. 3,116,671 361,752,003
TJX Cos., Inc. (The) ................. 10,426,434 829,944,146
Tractor Supply Co.
(a)
................. 991,223 222,995,438
Ulta Beauty, Inc.
(a)(b)
................. 459,928 215,738,427
6,936,562,359
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 134,286,316 17,447,821,038
Hewlett Packard Enterprise Co. ......... 11,554,830 184,415,087
HP, Inc. ......................... 7,949,824 213,611,771
NetApp, Inc. ...................... 1,951,961 117,234,778
Seagate Technology Holdings plc ........ 1,724,265 90,713,581
Western Digital Corp.
(a)(b)
.............. 2,852,419 89,993,819
18,143,790,074
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B
(a)
................ 11,312,004 1,323,617,588
Ralph Lauren Corp., Class A ........... 369,079 39,000,578
Tapestry, Inc. ...................... 2,164,050 82,407,024
VF Corp. ........................ 2,962,589 81,797,082
1,526,822,272
Tobacco — 0.7%
Altria Group, Inc. ................... 16,097,718 735,826,690
Philip Morris International, Inc. .......... 13,920,726 1,408,916,678
2,144,743,368

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
(a)
Fastenal Co. ...................... 5,143,444 $ 243,387,770
United Rentals, Inc.
(b)
................ 622,455 221,232,956
WW Grainger, Inc. .................. 403,824 224,627,100
689,247,826
Water Utilities — 0.1%
American Water Works Co., Inc.
(a)
........ 1,632,855 248,879,759
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.
(a)(b)
................. 5,362,866 750,801,240
Total Long-Term Investments — 99.7%
(Cost: $289,939,527,762) .......................... 288,559,898,994
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 4,366,321,344 $ 4,367,631,241
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 556,731,595 556,731,595
Total Short-Term Securities — 1.7%
(Cost: $4,922,499,303) ........................... 4,924,362,836
Total Investments — 101.4%
(Cost: $294,862,027,065 ) .......................... 293,484,261,830
Liabilities in Excess of Other Assets — (1.4)% ............ (4,075,140,440)
Net Assets — 100.0% ..............................
$ 289,409,121,390
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,352,577,512 $ 3,013,596,135
(a)
$ — $ 36,839 $ 1,420,755 $ 4,367,631,241 4,366,321,344 $ 3,073,834
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 533,120,000 23,611,595
(a)
— — — 556,731,595 556,731,595 8,807,422 341
BlackRock, Inc. ............ 944,757,890 216,898,251 (148,451,446) 38,517,632 (96,001,550) 955,720,777 1,348,688 18,843,939 —
$ 38,554,471 $ (94,580,795) $ 5,880,083,613 $ 30,725,195 $ 341
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 4,356 03/17/23 $ 840,926 $ (23,460,162)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 288,559,898,994 $ — $ — $ 288,559,898,994
Short-Term Securities
Money Market Funds ...................................... 4,924,362,836 — — 4,924,362,836
$ 293,484,261,830 $ — $ — $ 293,484,261,830
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (23,460,162) $ — $ — $ (23,460,162)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's